Index 500 Stock Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2021 (unaudited)

Common Stocks (98.9%)	Shares/ Par +	Value $ (000’s)

Communication Services (10.8%)
Activision Blizzard, Inc.	106,614	9,915
Alphabet, Inc. - Class A *	41,208	84,992
Alphabet, Inc. - Class C *	39,497	81,705
AT&T, Inc.	977,212	29,580
Charter Communications, Inc. - Class A *	19,378	11,957
Comcast Corp. - Class A	626,359	33,892
Discovery Communications, Inc. - Class A *	22,115	961
Discovery Communications, Inc. - Class C *	38,483	1,420
DISH Network Corp. - Class A *	34,111	1,235
Electronic Arts, Inc.	38,968	5,275
Facebook, Inc. - Class A *	329,601	97,077
Fox Corp.	21,340	746
Fox Corp. - Class A	46,563	1,681
The Interpublic Group of Companies, Inc.	53,804	1,571
Live Nation Entertainment, Inc. *	19,725	1,670
Lumen Technologies Inc	136,211	1,819
Netflix, Inc. *	60,680	31,654
News Corp. - Class A	53,931	1,372
News Corp. - Class B	16,798	394
Omnicom Group, Inc.	29,655	2,199
Take-Two Interactive Software, Inc. *	15,867	2,804
T-Mobile US, Inc. *	79,394	9,947
Twitter, Inc. *	109,716	6,981
Verizon Communications, Inc.	567,020	32,972
ViacomCBS, Inc.	77,938	3,515
The Walt Disney Co. *	248,732	45,896

Total		503,230

Consumer Discretionary (12.3%)
Advance Auto Parts, Inc.	8,590	1,576
Amazon.com, Inc. *	58,650	181,468
Aptiv PLC *	37,249	5,137
AutoZone, Inc. *	3,040	4,269
Best Buy Co., Inc.	31,791	3,650
Booking Holdings, Inc. *	5,592	13,028
BorgWarner, Inc.	30,903	1,433

Common Stocks (98.9%)	Shares/ Par +	Value $ (000’s)

Consumer Discretionary continued
Caesars Entertainment, Inc. *	28,539	2,496
CarMax, Inc. *	21,584	2,863
Carnival Corp. *	109,318	2,901
Chipotle Mexican Grill, Inc. *	3,860	5,484
D.R. Horton, Inc.	45,743	4,077
Darden Restaurants, Inc.	17,961	2,550
Dollar General Corp.	33,797	6,848
Dollar Tree, Inc. *	32,444	3,713
Domino’s Pizza, Inc.	5,435	1,999
eBay, Inc.	87,937	5,385
Etsy, Inc. *	17,394	3,508
Expedia, Inc. *	19,534	3,362
Ford Motor Co. *	539,040	6,603
The Gap, Inc. *	28,378	845
Garmin, Ltd.	20,577	2,713
General Motors Co. *	173,752	9,984
Genuine Parts Co.	19,901	2,300
Hanesbrands, Inc.	48,050	945
Hasbro, Inc.	17,580	1,690
Hilton Worldwide Holdings, Inc. *	38,273	4,628
The Home Depot, Inc.	147,519	45,030
L Brands, Inc. *	32,227	1,994
Las Vegas Sands Corp. *	45,308	2,753
Leggett & Platt, Inc.	18,278	834
Lennar Corp. - Class A	37,952	3,842
LKQ Corp. *	38,624	1,635
Lowe’s Companies, Inc.	100,163	19,049
Marriott International, Inc. - Class A *	36,687	5,434
McDonald’s Corp.	102,159	22,898
MGM Resorts International	56,555	2,148
Mohawk Industries, Inc. *	8,250	1,587
Newell Brands, Inc.	52,092	1,395
NIKE, Inc. - Class B	174,221	23,152
Norwegian Cruise Line Holdings, Ltd. *	49,769	1,373
NVR, Inc. *	482	2,271
O’Reilly Automotive, Inc. *	9,620	4,880
Penn National Gaming, Inc. *	20,370	2,136
Pool Corp.	5,540	1,913
PulteGroup, Inc.	36,983	1,939
PVH Corp. *	9,807	1,037
Ralph Lauren Corp. *	6,652	819
Ross Stores, Inc.	49,110	5,889

Common Stocks (98.9%)	Shares/ Par +	Value $ (000’s)

Consumer Discretionary continued
Royal Caribbean Cruises, Ltd. *	29,997	2,568
Starbucks Corp.	160,670	17,556
Tapestry, Inc. *	38,268	1,577
Target Corp.	68,315	13,531
Tesla Motors, Inc. *	105,217	70,278
The TJX Cos., Inc.	163,558	10,819
Tractor Supply Co.	16,070	2,846
Ulta Beauty, Inc. *	7,772	2,403
Under Armour, Inc. - Class A *	26,008	576
Under Armour, Inc. - Class C *	26,845	496
VF Corp.	44,116	3,526
Whirlpool Corp.	8,628	1,901
Wynn Resorts, Ltd. *	14,416	1,807
Yum! Brands, Inc.	40,347	4,365

Total		573,712

Consumer Staples (6.1%)
Altria Group, Inc.	253,575	12,973
Archer-Daniels-Midland Co.	76,753	4,375
Brown-Forman Corp. - Class B	25,179	1,737
Campbell Soup Co.	27,937	1,404
Church & Dwight Co., Inc.	32,620	2,849
The Clorox Co.	17,388	3,354
The Coca-Cola Co.	530,846	27,981
Colgate-Palmolive Co.	116,272	9,166
Conagra Brands, Inc.	67,390	2,534
Constellation Brands, Inc. - Class A	23,383	5,331
Costco Wholesale Corp.	60,444	21,305
The Estee Lauder Cos., Inc. - Class A	31,728	9,228
General Mills, Inc.	84,327	5,171
The Hershey Co.	20,351	3,219
Hormel Foods Corp.	38,729	1,850
The J.M. Smucker Co.	14,621	1,850
Kellogg Co.	35,087	2,221
Kimberly-Clark Corp.	45,895	6,382
The Kraft Heinz Co.	89,389	3,576
The Kroger Co.	102,967	3,706
Lamb Weston Holdings, Inc.	20,187	1,564
McCormick & Co., Inc.	34,307	3,059
Molson Coors Beverage Co. - Class B *	25,954	1,327
Mondelez International, Inc.	193,492	11,325

Index 500 Stock Portfolio

Common Stocks (98.9%)	Shares/ Par +	Value $ (000’s)

Consumer Staples continued
Monster Beverage Corp. *	50,978	4,644
PepsiCo, Inc.	189,038	26,739
Philip Morris International, Inc.	213,265	18,925
The Procter & Gamble Co.	337,415	45,696
Sysco Corp.	70,265	5,533
Tyson Foods, Inc. - Class A	40,574	3,015
Walgreens Boots Alliance, Inc.	96,625	5,305
Walmart, Inc.	189,961	25,802

Total		283,146

Energy (2.8%)
APA Corp.	52,071	932
Baker Hughes	100,594	2,174
Cabot Oil & Gas Corp.	54,982	1,032
Chevron Corp.	263,957	27,660
ConocoPhillips	184,421	9,769
Devon Energy Corp.	81,620	1,783
Diamondback Energy, Inc.	23,472	1,725
EOG Resources, Inc.	80,475	5,837
Exxon Mobil Corp.	580,083	32,386
Halliburton Co.	121,947	2,617
Hess Corp.	37,700	2,668
HollyFrontier Corp.	20,562	736
Kinder Morgan, Inc.	268,566	4,472
Marathon Oil Corp.	108,892	1,163
Marathon Petroleum Corp.	89,756	4,801
NOV, Inc. *	53,559	735
Occidental Petroleum Corp.	115,612	3,077
ONEOK, Inc.	61,303	3,106
Phillips 66	60,256	4,913
Pioneer Natural Resources Co.	28,727	4,562
Schlumberger, Ltd.	192,027	5,221
Valero Energy Corp.	56,254	4,028
The Williams Cos., Inc.	167,411	3,966

Total		129,363

Financials (11.2%)
AFLAC, Inc.	87,419	4,474
The Allstate Corp.	40,755	4,683
American Express Co.	89,009	12,589
American International Group, Inc.	118,846	5,492
Ameriprise Financial, Inc.	15,651	3,638
Aon PLC	30,929	7,117
Arthur J. Gallagher & Co.	26,530	3,310
Assurant, Inc.	8,183	1,160
Bank of America Corp.	1,040,988	40,276

Common Stocks (98.9%)	Shares/ Par +	Value $ (000’s)

Financials continued
The Bank of New York Mellon Corp.	109,480	5,177
Berkshire Hathaway, Inc. - Class B *	261,261	66,744
BlackRock, Inc.	19,375	14,608
Capital One Financial Corp.	63,097	8,028
CBOE Holdings, Inc.	14,904	1,471
The Charles Schwab Corp.	203,668	13,275
Chubb, Ltd.	61,465	9,710
Cincinnati Financial Corp.	20,642	2,128
Citigroup, Inc.	285,321	20,757
Citizens Financial Group, Inc.	58,913	2,601
CME Group, Inc.	48,855	9,978
Comerica, Inc.	19,187	1,377
Discover Financial Services	42,280	4,016
Everest Re Group, Ltd.	5,513	1,366
Fifth Third Bancorp	98,277	3,680
First Republic Bank	23,995	4,001
Franklin Resources, Inc.	37,588	1,113
Globe Life, Inc.	13,283	1,284
The Goldman Sachs Group, Inc.	47,059	15,388
The Hartford Financial Services Group, Inc.	49,430	3,301
Huntington Bancshares, Inc.	140,337	2,206
Intercontinental Exchange, Inc.	76,225	8,513
Invesco, Ltd.	51,960	1,310
JPMorgan Chase & Co.	418,125	63,651
KeyCorp	134,701	2,691
Lincoln National Corp.	25,061	1,561
Loews Corp.	29,547	1,515
M&T Bank Corp.	17,698	2,683
MarketAxess Holdings, Inc.	5,237	2,608
Marsh & McLennan Cos., Inc.	69,966	8,522
MetLife, Inc.	103,005	6,262
Moody’s Corp.	21,814	6,514
Morgan Stanley	205,277	15,942
MSCI, Inc.	11,104	4,656
Nasdaq, Inc.	15,840	2,336
Northern Trust Corp.	28,710	3,018
People’s United Financial, Inc.	58,608	1,049
PNC Financial Services Group, Inc.	57,667	10,115
Principal Financial Group, Inc.	35,245	2,113
The Progressive Corp.	79,305	7,582
Prudential Financial, Inc.	54,627	4,977

Common Stocks (98.9%)	Shares/ Par +	Value $ (000’s)

Financials continued
Raymond James Financial, Inc.	16,812	2,061
Regions Financial Corp.	132,491	2,737
S&P Global, Inc.	32,794	11,572
State Street Corp.	48,668	4,089
SVB Financial Group *	7,145	3,527
Synchrony Financial	74,897	3,045
T. Rowe Price Group, Inc.	31,236	5,360
The Travelers Cos., Inc.	34,062	5,123
Truist Financial Corp.	183,602	10,708
U.S. Bancorp	186,545	10,318
Unum Group	28,094	782
W.R. Berkley Corp.	19,422	1,463
Wells Fargo & Co.	566,466	22,132
Willis Towers Watson PLC	17,782	4,070
Zions Bancorporation	22,625	1,243

Total		520,796

Health Care (12.8%)
Abbott Laboratories	242,739	29,090
AbbVie, Inc.	241,966	26,186
ABIOMED, Inc. *	6,234	1,987
Agilent Technologies, Inc.	41,091	5,224
Alexion Pharmaceuticals, Inc. *	30,189	4,616
Align Technology, Inc. *	9,898	5,360
AmerisourceBergen Corp.	20,286	2,395
Amgen, Inc.	79,140	19,691
Anthem, Inc.	33,558	12,046
Baxter International, Inc.	68,719	5,796
Becton Dickinson and Co.	39,433	9,588
Biogen, Inc. *	20,697	5,790
Bio-Rad Laboratories, Inc. - Class A *	2,969	1,696
Boston Scientific Corp. *	193,982	7,497
Bristol-Myers Squibb Co.	306,996	19,381
Cardinal Health, Inc.	40,477	2,459
Catalent, Inc. *	24,051	2,533
Centene Corp. *	79,982	5,112
Cerner Corp.	42,293	3,040
Cigna Corp.	48,211	11,654
The Cooper Cos., Inc.	6,765	2,598
CVS Health Corp.	178,724	13,445
Danaher Corp.	86,576	19,486
DaVita, Inc. *	10,197	1,099
Dentsply Sirona, Inc.	30,149	1,924
Dexcom, Inc. *	13,247	4,761

Index 500 Stock Portfolio

Common Stocks (98.9%)	Shares/ Par +	Value $ (000’s)

Health Care continued
Edwards Lifesciences Corp. *	85,976	7,191
Eli Lilly & Co.	108,802	20,326
Gilead Sciences, Inc.	170,767	11,037
HCA Healthcare, Inc.	36,409	6,857
Henry Schein, Inc. *	19,696	1,364
Hologic, Inc. *	35,454	2,637
Humana, Inc.	17,657	7,403
IDEXX Laboratories, Inc. *	11,767	5,758
Illumina, Inc. *	19,811	7,609
Incyte Corp. *	25,678	2,087
Intuitive Surgical, Inc. *	16,026	11,842
IQVIA Holdings, Inc. *	26,448	5,108
Johnson & Johnson	360,188	59,197
Laboratory Corp. of America Holdings *	13,436	3,427
McKesson Corp.	21,410	4,176
Medtronic PLC	184,521	21,797
Merck & Co., Inc.	346,710	26,728
Mettler-Toledo International, Inc. *	3,154	3,645
PerkinElmer, Inc.	15,447	1,982
Perrigo Co. PLC	18,828	762
Pfizer, Inc.	762,918	27,640
Quest Diagnostics, Inc.	18,590	2,386
Regeneron Pharmaceuticals, Inc. *	14,465	6,844
ResMed, Inc.	19,991	3,879
STERIS PLC	11,770	2,242
Stryker Corp.	44,520	10,844
Teleflex, Inc.	6,424	2,669
Thermo Fisher Scientific, Inc.	53,959	24,626
UnitedHealth Group, Inc.	129,530	48,194
Universal Health Services, Inc. - Class B	10,722	1,430
Varian Medical Systems, Inc. *	12,602	2,225
Vertex Pharmaceuticals, Inc. *	35,242	7,573
Viatris, Inc. *	166,424	2,325
Waters Corp. *	8,559	2,432
West Pharmaceutical Services, Inc.	10,198	2,874
Zimmer Biomet Holdings, Inc.	28,593	4,577
Zoetis, Inc.	64,672	10,184

Total		598,331

Industrials (8.7%)
3M Co.	79,571	15,332
A.O. Smith Corp.	18,683	1,263
Alaska Air Group, Inc. *	17,059	1,181
Allegion PLC	12,696	1,595

Common Stocks (98.9%)	Shares/ Par +	Value $ (000’s)

Industrials continued
American Airlines Group, Inc. *	89,889	2,148
AMETEK, Inc.	31,737	4,054
The Boeing Co. *	75,174	19,148
C.H. Robinson Worldwide, Inc.	18,753	1,790
Carrier Global Corp.	112,383	4,745
Caterpillar, Inc.	74,332	17,235
Cintas Corp.	12,124	4,138
Copart, Inc. *	28,665	3,113
CSX Corp.	103,999	10,028
Cummins, Inc.	20,417	5,290
Deere & Co.	42,859	16,035
Delta Air Lines, Inc. *	87,974	4,247
Dover Corp.	19,879	2,726
Eaton Corp. PLC	53,978	7,464
Emerson Electric Co.	82,498	7,443
Equifax, Inc.	16,780	3,039
Expeditors International of Washington, Inc.	23,350	2,514
Fastenal Co.	79,196	3,982
FedEx Corp.	33,326	9,466
Fortive Corp.	46,515	3,286
Fortune Brands Home & Security, Inc.	19,165	1,836
Generac Holdings, Inc. *	8,613	2,820
General Dynamics Corp.	31,278	5,679
General Electric Co.	1,197,919	15,729
Honeywell International, Inc.	95,299	20,686
Howmet Aerospace, Inc. *	53,833	1,730
Huntington Ingalls Industries, Inc.	5,586	1,150
IDEX Corp.	10,443	2,186
IHS Markit, Ltd.	51,413	4,976
Illinois Tool Works, Inc.	39,102	8,662
Ingersoll-Rand, Inc. *	51,277	2,523
J.B. Hunt Transport Services, Inc.	11,517	1,936
Jacobs Engineering Group, Inc.	17,881	2,311
Johnson Controls International PLC	97,585	5,823
Kansas City Southern	12,284	3,242
L3Harris Technologies, Inc.	28,167	5,709
Lockheed Martin Corp.	33,566	12,403
Masco Corp.	33,677	2,017
Nielsen Holdings PLC	49,247	1,239
Norfolk Southern Corp.	34,499	9,264
Northrop Grumman Corp.	21,388	6,922
Old Dominion Freight Line, Inc.	13,272	3,191
Otis Worldwide Corp.	56,173	3,845
PACCAR, Inc.	47,790	4,441

Common Stocks (98.9%)	Shares/ Par +	Value $ (000’s)

Industrials continued
Parker Hannifin Corp.	17,768	5,604
Pentair PLC	22,947	1,430
Quanta Services, Inc.	19,155	1,685
Raytheon Co.	207,741	16,052
Republic Services, Inc.	29,018	2,883
Robert Half International, Inc.	15,724	1,228
Rockwell Automation, Inc.	16,027	4,254
Rollins, Inc.	30,518	1,050
Roper Technologies, Inc.	14,467	5,835
Snap-on, Inc.	7,479	1,726
Southwest Airlines Co. *	81,427	4,972
Stanley Black & Decker, Inc.	22,102	4,413
Teledyne Technologies, Inc. *	5,088	2,105
Textron, Inc.	31,572	1,770
Trane Technologies PLC	32,300	5,348
TransDigm Group, Inc. *	7,509	4,415
Union Pacific Corp.	91,782	20,230
United Continental Holdings, Inc. *	43,638	2,511
United Parcel Service, Inc. - Class B	98,662	16,771
United Rentals, Inc. *	9,951	3,277
Verisk Analytics, Inc.	22,429	3,963
W.W. Grainger, Inc.	5,865	2,351
Wabtec Corp.	24,680	1,954
Waste Management, Inc.	53,634	6,920
Xylem, Inc.	24,862	2,615

Total		406,944

Information Technology (26.4%)
Accenture PLC - Class A	86,875	23,999
Adobe Systems, Inc. *	65,678	31,221
Advanced Micro Devices, Inc. *	167,577	13,155
Akamai Technologies, Inc. *	22,457	2,288
Amphenol Corp. - Class A	82,534	5,445
Analog Devices, Inc.	50,069	7,765
ANSYS, Inc. *	11,847	4,023
Apple, Inc.	2,162,327	264,128
Applied Materials, Inc.	125,985	16,832
Arista Networks, Inc. *	7,515	2,269
Autodesk, Inc. *	29,831	8,268
Automatic Data Processing, Inc.	58,421	11,011
Broadcom, Inc.	56,089	26,006
Broadridge Financial Solutions, Inc.	15,949	2,442

Index 500 Stock Portfolio

Common Stocks (98.9%)	Shares/ Par +	Value $ (000’s)

Information Technology continued
Cadence Design Systems, Inc. *	38,478	5,271
CDW Corp.	18,868	3,127
Cisco Systems, Inc.	578,480	29,913
Citrix Systems, Inc.	16,985	2,384
Cognizant Technology Solutions Corp. - Class A	71,986	5,624
Corning, Inc.	105,393	4,586
DXC Technology Co. *	35,095	1,097
Enphase Energy, Inc. *	17,756	2,879
F5 Networks, Inc. *	8,498	1,773
Fidelity National Information Services, Inc.	84,652	11,903
Fiserv, Inc. *	78,215	9,311
FLEETCOR Technologies, Inc. *	11,505	3,091
FLIR Systems, Inc.	18,091	1,022
Fortinet, Inc. *	18,586	3,428
Gartner, Inc. *	12,317	2,248
Global Payments, Inc.	40,455	8,155
Hewlett Packard Enterprise Co.	177,540	2,794
HP, Inc.	171,625	5,449
Intel Corp.	556,723	35,630
International Business Machines Corp.	121,844	16,237
Intuit, Inc.	37,522	14,373
IPG Photonics Corp. *	4,926	1,039
Jack Henry & Associates, Inc.	10,528	1,597
Juniper Networks, Inc.	45,486	1,152
Keysight Technologies, Inc. *	25,562	3,666
KLA-Tencor Corp.	20,850	6,889
Lam Research Corp.	19,582	11,656
Leidos Holdings, Inc.	18,455	1,777
Mastercard, Inc. - Class A	120,139	42,775
Maxim Integrated Products, Inc.	36,874	3,369
Microchip Technology, Inc.	36,895	5,727
Micron Technology, Inc. *	153,566	13,546
Microsoft Corp.	1,033,454	243,657
Monolithic Power Systems	5,845	2,065
Motorola Solutions, Inc.	23,385	4,398
NetApp, Inc.	30,815	2,239
NortonLifeLock, Inc.	81,648	1,736
NVIDIA Corp.	84,954	45,359
NXP Semiconductors NV	37,956	7,642
Oracle Corp.	254,141	17,833
Paychex, Inc.	44,137	4,326
Paycom Software, Inc. *	6,758	2,501

Common Stocks (98.9%)	Shares/ Par +	Value $ (000’s)

Information Technology continued
PayPal Holdings, Inc. *	160,478	38,970
Qorvo, Inc. *	15,733	2,874
QUALCOMM, Inc.	154,987	20,550
salesforce.com, Inc. *	125,579	26,606
Seagate Technology PLC	27,523	2,112
ServiceNow, Inc. *	26,914	13,460
Skyworks Solutions, Inc.	22,149	4,064
Synopsys, Inc. *	21,053	5,217
TE Connectivity, Ltd.	45,625	5,891
Teradyne, Inc.	22,907	2,787
Texas Instruments, Inc.	125,849	23,784
Trimble Navigation, Ltd. *	34,306	2,669
Tyler Technologies, Inc. *	5,563	2,362
VeriSign, Inc. *	13,852	2,753
Visa, Inc. - Class A	232,406	49,207
Western Digital Corp.	41,969	2,801
Western Union Co.	56,713	1,399
Xilinx, Inc.	33,814	4,190
Zebra Technologies Corp. - Class A *	7,355	3,569

Total		1,229,361

Materials (2.7%)
Air Products and Chemicals, Inc.	29,987	8,437
Albemarle Corp.	15,981	2,335
Amcor PLC	216,369	2,527
Avery Dennison Corp.	11,507	2,113
Ball Corp.	45,124	3,824
Celanese Corp. - Class A	15,165	2,272
CF Industries Holdings, Inc.	29,509	1,339
Corteva, Inc.	102,773	4,791
Dow, Inc.	102,323	6,542
DuPont de Nemours, Inc.	73,990	5,718
Eastman Chemical Co.	18,688	2,058
Ecolab, Inc.	34,257	7,333
FMC Corp.	17,900	1,980
Freeport-McMoRan, Inc. *	200,419	6,600
International Flavors & Fragrances, Inc.	34,299	4,788
International Paper Co.	54,227	2,932
Linde PLC	71,640	20,069
LyondellBasell Industries NV - Class A	35,469	3,691
Martin Marietta Materials, Inc.	8,591	2,885
The Mosaic Co.	47,588	1,504
Newmont Mining Corp.	108,591	6,545
Nucor Corp.	39,649	3,183

Common Stocks (98.9%)	Shares/ Par +	Value $ (000’s)

Materials continued
Packaging Corp. of America	13,082	1,759
PPG Industries, Inc.	32,584	4,896
Sealed Air Corp.	21,403	981
The Sherwin-Williams Co.	11,050	8,155
Vulcan Materials Co.	18,279	3,085
WestRock Co.	36,233	1,886

Total		124,228

Real Estate (2.4%)
Alexandria Real Estate Equities, Inc.	17,896	2,940
American Tower Corp.	60,659	14,501
AvalonBay Communities, Inc.	19,259	3,554
Boston Properties, Inc.	19,540	1,979
CBRE Group, Inc. *	46,275	3,661
Crown Castle International Corp.	58,660	10,097
Digital Realty Trust, Inc.	38,648	5,443
Duke Realty Corp.	51,310	2,151
Equinix, Inc.	12,291	8,353
Equity Residential	47,243	3,384
Essex Property Trust, Inc.	8,995	2,445
Extra Space Storage, Inc.	18,858	2,500
Federal Realty Investment Trust	9,496	963
Healthpeak Properties, Inc.	74,265	2,357
Host Hotels & Resorts, Inc. *	97,298	1,639
Iron Mountain, Inc.	39,752	1,471
Kimco Realty Corp.	59,663	1,119
Mid-America Apartment Communities, Inc.	15,777	2,278
Prologis, Inc.	100,651	10,669
Public Storage	20,981	5,177
Realty Income Corp.	51,163	3,249
Regency Centers Corp.	21,769	1,235
SBA Communications Corp.	14,817	4,112
Simon Property Group, Inc.	45,231	5,146
UDR, Inc.	40,623	1,782
Ventas, Inc.	51,671	2,756
Vornado Realty Trust	21,635	982
Welltower, Inc.	57,566	4,123
Weyerhaeuser Co.	102,968	3,666

Total		113,732

Utilities (2.7%)
The AES Corp.	91,753	2,460
Alliant Energy Corp.	34,454	1,866
Ameren Corp.	35,858	2,917

Index 500 Stock Portfolio

Common Stocks (98.9%)	Shares/ Par +	Value $ (000’s)

Utilities continued
American Electric Power Co., Inc.	68,476	5,800
American Water Works Co., Inc.	25,006	3,749
Atmos Energy Corp.	17,366	1,717
CenterPoint Energy, Inc.	75,156	1,702
CMS Energy Corp.	39,499	2,418
Consolidated Edison, Inc.	47,194	3,530
Dominion Resources, Inc.	110,392	8,385
DTE Energy Co.	26,701	3,555
Duke Energy Corp.	105,324	10,167
Edison International	52,215	3,060
Entergy Corp.	27,621	2,747
Evergy, Inc.	31,291	1,863
Eversource Energy	47,292	4,095
Exelon Corp.	134,578	5,886
FirstEnergy Corp.	74,849	2,597
NextEra Energy, Inc.	268,420	20,295
NiSource, Inc.	52,863	1,275
NRG Energy, Inc.	33,690	1,271
Pinnacle West Capital Corp.	15,533	1,264
PPL Corp.	106,058	3,059
Public Service Enterprise Group, Inc.	69,780	4,201
Sempra Energy	41,462	5,497
The Southern Co.	143,455	8,917
WEC Energy Group, Inc.	43,513	4,072
Xcel Energy, Inc.	74,659	4,966

Total		123,331

Total Common Stocks (Cost: $1,665,931)		4,606,174

Short-Term Investments (1.0%)

Money Market Funds (1.0%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.040% #,b	47,558,927	47,559

Total		47,559

Total Short-Term Investments (Cost: $47,559)		47,559

Short-Term Investments (1.0%)	Shares/ Par +	Value $ (000’s)

Money Market Funds continued

Total Investments (99.9%) (Cost: $1,713,490)@		4,653,733

Other Assets, Less Liabilities (0.1%)		5,969

Net Assets (100.0%)		4,659,702

Index 500 Stock Portfolio

Exchange Traded or Centrally Cleared Derivatives

Futures

Issuer	Long/ Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Variation Margin (000’s)

E-mini S&P 500 Futures	Long	USD	13	264	6/21	$52,370	$654	$260

							$654	$260

	Financial Derivative Assets			Financial Derivative Liabilities
	Variation Margin (000’s)			Variation Margin (000’s)			Market Value (000’s)
	Swaps	Futures	Total	Swaps	Futures	Total	Options

Total Exchange-Traded or Centrally Cleared Derivatives	$–	$260	$260	$–	$–	$–	$–

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
b

Cash or securities with an aggregate value of $47,559 (in thousands) has been pledged as collateral for futures, swap contracts outstanding, short sales, when issued securities or written options on 3/31/2021.

#	7-Day yield as of 3/31/2021.
@

At March 31, 2021, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $1,713,490 and the net unrealized appreciation of investments based on that cost was $2,940,897 which is comprised of $3,005,455 aggregate gross unrealized appreciation and $64,558 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Index 500 Stock Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2021.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

	(Amounts in thousands)
Assets:
Common Stocks	$4,606,174	$—	$—
Short-Term Investments	47,559	—	—
Other Financial Instruments^
Futures	654	—	—

Total Assets:	$4,654,387	$—	$—

^ Other financial instruments are derivative instruments such as futures and forwards, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Abbreviations

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
OIS	Overnight Index Swaps
DIFC	Dubai International Financial Centre

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand